COMMITMENTS AND CONTINGENCIES - NARRATIVE (Details) tranche in Thousands, $ in Thousands									1 Months Ended	12 Months Ended
	Jul. 26, 2021 lawsuit	Jun. 30, 2021 USD ($) option	Feb. 26, 2021 lawsuit	Jan. 28, 2021 lawsuit	Jan. 08, 2021 tranche plaintiff	Dec. 23, 2020 lawsuit	Jul. 24, 2020 USD ($)	Mar. 04, 2020 lawsuit plaintiff	Dec. 31, 2020 USD ($) option	Dec. 31, 2020 USD ($) option lawsuit	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of renewal options (or more) | option		1							1	1
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Non-current assets							Non-current assets	Non-current assets	Non-current assets
Operating lease right-of-use assets		$ 74,700							$ 49,200	$ 49,200	$ 31,200
Total lease liabilities		$ 86,750							$ 54,081	$ 54,081	$ 37,800
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities							Other current liabilities	Other current liabilities	Other current liabilities
Operating lease liabilities		$ 12,800							$ 6,100	$ 6,100	$ 10,400
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other non-current liabilities							Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Operating lease liabilities, net of current portion		$ 73,900							$ 48,000	$ 48,000	$ 27,400
Best Execution, Payment for Order Flow, and Source of Revenue Matters | Unfavorable Regulatory Action
Lessee, Lease, Description [Line Items]
Fine, amount									65,000
Penalty paid in cash									$ 65,000
Putative Securities Fraud Class Action Lawsuit
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit						6
Putative Class Actions
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit				50				15		49
Number of customers | tranche					2
Putative Class Actions | Subsequent Event
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit			8
Number of customers | plaintiff					2,000
Individual Action
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit								1
March 2020 Outages
Lessee, Lease, Description [Line Items]
Number of customers | plaintiff								1,600
FINRA Multi-Matter Settlement | Unfavorable Regulatory Action
Lessee, Lease, Description [Line Items]
Fine, amount		57,000
Accrued fine		57,000
FINRA Multi-Matter Settlement | Unfavorable Regulatory Action, Customer Restitution
Lessee, Lease, Description [Line Items]
Fine, amount		12,600
Customer restitution payment		8,100
Amount offered to be paid		750
Remaining to be paid		3,750
Customer restitution to be paid		$ 4,500
RHC Anti-Money Laundering, Cybersecurity and Other Issues | Unfavorable Regulatory Action
Lessee, Lease, Description [Line Items]
Expected monetary penalty							$ 30,000
Early 2021 Trading Restrictions
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit				4						3
Consolidated Claims | Subsequent Event
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit	2
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term		1 year							2 years	2 years
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term		10 years							11 years	11 years